Financial risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Net market risk | Maximum
Traded market risk
Value at risk	$ 45.3	$ 28.1	$ 22.9
Net market risk | Minimum
Traded market risk
Value at risk	7.9	6.7	9.7
Net market risk | Average
Traded market risk
Value at risk	14.4	13.4	13.9
Interest rate risk | Maximum
Traded market risk
Value at risk	14.9	15.6	16.0
Interest rate risk | Minimum
Traded market risk
Value at risk	6.6	5.1	4.6
Interest rate risk | Average
Traded market risk
Value at risk	10.9	8.6	8.5
Foreign exchange risk | Maximum
Traded market risk
Value at risk	8.6	6.9	9.4
Foreign exchange risk | Minimum
Traded market risk
Value at risk	0.8	0.7	0.6
Foreign exchange risk | Average
Traded market risk
Value at risk	4.1	3.0	3.1
Equity risk | Maximum
Traded market risk
Value at risk	0.2	1.0	0.4
Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.0	0.1	0.1
Commodity risk | Maximum
Traded market risk
Value at risk	42.0	24.3	14.1
Commodity risk | Minimum
Traded market risk
Value at risk	1.7	1.7	3.3
Commodity risk | Average
Traded market risk
Value at risk	8.2	6.5	6.6
Other market risks | Maximum
Traded market risk
Value at risk	5.5	5.8	5.1
Other market risks | Minimum
Traded market risk
Value at risk	2.0	1.4	3.5
Other market risks | Average
Traded market risk
Value at risk	3.5	3.8	4.2
Diversification effect | Average
Traded market risk
Value at risk	(12.3)	(8.6)	(8.6)
Parent Entity | Net market risk | Maximum
Traded market risk
Value at risk	45.3	28.1	22.9
Parent Entity | Net market risk | Minimum
Traded market risk
Value at risk	7.9	6.7	9.7
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	14.4	13.4	13.9
Parent Entity | Interest rate risk | Maximum
Traded market risk
Value at risk	14.9	15.6	16.0
Parent Entity | Interest rate risk | Minimum
Traded market risk
Value at risk	6.6	5.1	4.6
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	10.9	8.6	8.5
Parent Entity | Foreign exchange risk | Maximum
Traded market risk
Value at risk	8.6	6.9	9.4
Parent Entity | Foreign exchange risk | Minimum
Traded market risk
Value at risk	0.8	0.7	0.6
Parent Entity | Foreign exchange risk | Average
Traded market risk
Value at risk	4.1	3.0	3.1
Parent Entity | Equity risk | Maximum
Traded market risk
Value at risk	0.2	1.0	0.4
Parent Entity | Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.0	0.1	0.1
Parent Entity | Commodity risk | Maximum
Traded market risk
Value at risk	42.0	24.3	14.1
Parent Entity | Commodity risk | Minimum
Traded market risk
Value at risk	1.7	1.7	3.3
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	8.2	6.5	6.6
Parent Entity | Other market risks | Maximum
Traded market risk
Value at risk	5.5	5.8	5.1
Parent Entity | Other market risks | Minimum
Traded market risk
Value at risk	2.0	1.4	3.5
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	3.5	3.8	4.2
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (12.3)	$ (8.6)	$ (8.6)